STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		31 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,591)	$ (5,766)	$ (41,234)
Gain on forgiveness of interest payable	(24)	0	(24)
Shares issued for legal and consulting services	0	0	793
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in accrued interest	3	10	24
Increase in accrued expenses	3,903	3,000	6,403
Net cash used in operating activities	(4,709)	(2,756)	(34,038)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stocks	0	0	20,100
Proceeds from loans from related party	0	0	2,500
Proceeds from capital contributions	5,750	2,700	12,500
Net cash provided by financing activities	5,750	2,700	35,100
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	1,041	(56)	1,062
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	21	67	0
CASH & CASH EQUIVALENTS, ENDING BALANCE	1,062	11	1,062
Non-cash financing activities:
Transfer from note payable - related party to additional paid-in capital	2,500	0	0
Interest paid	0	0	0
Income taxes paid	$ 0	$ 0	$ 0